UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%

	Shares	Value

CONSUMER DISCRETIONARY — 12.5%
Cinemark Holdings	131,170	$4,163,336
Garmin	87,105	3,936,275
H&R Block	70,820	1,888,061
Hasbro	36,525	1,721,788
Leggett & Platt	138,435	4,173,815
National CineMedia	147,205	2,776,286
Thomson Reuters	118,845	4,160,764

		22,820,325

ENERGY — 14.1%
Alliance Resource Partners LP (A)	59,375	4,401,469
Baytex Energy	114,145	4,710,764
Canadian Oil Sands	312,280	6,045,741
ConocoPhillips	73,420	5,103,424
Dorchester Minerals	78,731	1,880,884
PVR Partners LP (A)	79,935	1,848,097
Vermilion Energy	32,000	1,768,000

		25,758,379

FINANCIALS — 18.0%
Corrections Corp of America REIT	163,480	5,648,234
Federated Investors, Cl B	137,510	3,734,772
FNB	464,809	5,638,133
Hospitality Properties Trust REIT	166,780	4,719,874
People’s United Financial	394,145	5,667,805
Plum Creek Timber REIT	40,555	1,899,191
Ryman Hospitality Properties REIT	159,355	5,499,341

		32,807,350

HEALTH CARE — 9.0%
AbbVie	120,015	5,368,271
GlaxoSmithKline ADR	109,400	5,488,598
Merck	117,390	5,588,938

		16,445,807

INDUSTRIALS — 6.3%
Eaton	47,705	3,284,012
Exelis	227,630	3,576,068
Lockheed Martin	36,480	4,653,024

		11,513,104

INFORMATION TECHNOLOGY — 13.0%
Cypress Semiconductor	200,055	1,868,514
Diebold	127,890	3,754,850
Giant Interactive Group ADR	200,269	1,826,453
Intel	242,600	5,560,392
Microchip Technology	117,815	4,746,766
Seagate Technology	134,790	5,895,715

		23,652,690

MATERIALS — 15.6%
Dow Chemical	135,410	5,199,744

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
EI du Pont de Nemours	79,090	$4,631,510
LyondellBasell Industries, Cl A	62,470	4,574,678
Nucor	112,095	5,494,897
Potash Corp of Saskatchewan	58,000	1,814,240
Sonoco Products	115,970	4,515,872
Tronox, Cl A	90,245	2,208,295

		28,439,236

TELECOMMUNICATION SERVICES — 3.1%
AT&T	165,575	5,599,746

UTILITIES — 3.1%
Suburban Propane Partners LP (A)	120,615	5,644,782

TOTAL COMMON STOCK (Cost $156,217,426)		172,681,419

SHORT-TERM INVESTMENT(D) — 5.6%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $10,136,462)	10,136,462	10,136,462

TOTAL INVESTMENTS — 100.3% (Cost $166,353,888) †		$182,817,881

Percentages are based on Net Assets of $182,286,080.

(A)	Securities considered Master Limited Partnership. At September 30, 2013, these securities amounted to $ 11,894,348 or 6.5% of Net Assets
(B)	The rate reported is the 7-day effective yield as of September 30, 2013.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

†	At September 30, 2013, the tax basis cost of the Fund’s investments was $166,353,888 and the unrealized appreciation and depreciation were $18,197,294 and $(1,733,301) respectively.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: November 27, 2013